Cash and Cash Equivalents, As well As Restricted, Cash in Bank Accounts Jurisdictions of Major Financial Institutions (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 29,053	$ 35,094
Taiwan
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	28,609	34,884
Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 444	$ 210